UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22884

                               The Gabelli Global Small and Mid Cap Value Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Small and Mid Cap Value Trust

Semiannual Report — June 30, 2017

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi	Kevin V. Dreyer	Jeffrey J. Jonas, CFA
Chief Investment Officer	Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Portfolio Manager BS, Boston College

To Our Shareholders,

For the six months ended June 30, 2017, the net asset value (“NAV”) total return of The Gabelli Global Small and Mid Cap Value Trust (the “Fund”) was 13.4%, compared with a total return of 10.6% for the Morgan Stanley Capital International (“MSCI”) World SMID Cap Index. The total return for the Fund’s publicly traded shares was 13.5%. The Fund’s NAV per share was $14.26, while the price of the publicly traded shares closed at $12.36 on the NYSE. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2017.

Comparative Results

Average Annual Returns through June 30, 2017 (a) (Unaudited)				Since
	Year to Date	1 Year	2 Year	Inception (06/23/14)
Gabelli Global Small and Mid Cap Value Trust
NAV Total Return (b)	13.44%	16.67%	8.01%	6.20%
Investment Total Return (c)	13.50	19.83	8.33	1.36
MSCI World SMID Cap Index	10.60	19.56	7.40	5.51 (d)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The MSCI World SMID Cap Index captures mid and small cap representation across 23 developed markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $12.00.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE and reinvestment of distributions paid. Since inception return is based on an initial offering price of $12.00.

(d)	From June 30, 2014, the date closest to the Fund’s inception for which data are available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2017:

The Gabelli Global Small and Mid Cap Value Trust

Food and Beverage	15.9%
U.S. Government Obligations	11.3%
Health Care	8.8%
Retail	7.9%
Financial Services	6.6%
Consumer Products	4.9%
Business Services	4.5%
Machinery	3.9%
Automotive: Parts and Accessories	3.0%
Cable and Satellite	3.0%
Diversified Industrial	2.2%
Energy and Utilities: Electric	2.1%
Specialty Chemicals	2.1%
Hotels and Gaming	2.0%
Wireless Communications	2.0%
Aerospace	1.9%
Automotive	1.6%
Electronics	1.6%
Telecommunications	1.6%
Equipment and Supplies	1.6%
Computer Software and Services	1.1%
Broadcasting	1.1%
Environmental Services	0.9%

Aviation: Parts and Services	0.8%
Computer Hardware	0.8%
Energy and Utilities: Water	0.8%
Entertainment	0.8%
Energy and Utilities: Natural Gas	0.8%
Publishing	0.7%
Building and Construction	0.5%
Energy and Utilities: Integrated	0.5%
Media	0.5%
Transportation	0.5%
Consumer Services	0.4%
Semiconductors	0.4%
Real Estate	0.3%
Metals and Mining	0.2%
Manufactured Housing and Recreational Vehicles	0.2%
Energy and Utilities: Services	0.1%
Closed-End Business Development Company	0.1%
Educational Services	0.0%*

100.0%

*	Amount represents less than 0.05%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 88.1%
	Aerospace — 1.9%
10,000	Aerojet Rocketdyne Holdings Inc.†	$169,046	$208,000
113,000	BBA Aviation plc	360,372	452,424
16,500	Kaman Corp	671,165	822,855
100,000	Rolls-Royce Holdings plc	883,455	1,160,489
7,100,000	Rolls-Royce Holdings plc, Cl. C†	9,124	9,247

		2,093,162	2,653,015

	Automotive — 1.6%
5,000	Ferrari NV	213,055	430,100
72,000	Navistar International Corp.†	1,373,495	1,888,560

		1,586,550	2,318,660

	Automotive: Parts and Accessories — 3.0%
859	Adient plc	40,373	56,161
47,500	Brembo SpA	331,165	694,971
87,000	Dana Inc.	1,515,500	1,942,710
50,000	Federal-Mogul Holdings Corp.†	526,198	500,000
4,000	Linamar Corp.	171,102	197,162
13,000	Modine Manufacturing Co.†	173,052	215,150
6,900	Visteon Corp.†	695,291	704,214

		3,452,681	4,310,368

	Aviation:Parts and Services — 0.8%
5,000	Arconic Inc.	98,108	113,250
1,000	Curtiss-Wright Corp.	69,929	91,780
13,000	KLX Inc.†	466,328	650,000
3,000	Rockwell Collins Inc.	293,970	315,240

		928,335	1,170,270

	Broadcasting — 1.1%
9,000	Beasley Broadcast Group Inc., Cl. A	52,899	88,200
8,000	Discovery Communications Inc., Cl. A†	213,278	206,640
6,000	Entravision Communications Corp., Cl. A	28,083	39,600
17,000	Grupo Televisa SAB, ADR	378,215	414,290
145,000	ITV plc	398,761	342,585
500	Liberty Broadband Corp., Cl. A†	25,309	42,895
1,603	Liberty Broadband Corp., Cl. C†	77,452	139,060
2,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	74,602	83,960
32,392	Sirius XM Holdings Inc.	170,060	177,187

		1,418,659	1,534,417

	Building and Construction — 0.5%
10,500	Armstrong Flooring Inc.†	190,068	188,685
4,000	GCP Applied Technologies Inc.†	123,406	122,000

Shares		Cost	Market Value
10,505	Johnson Controls International plc	$376,529	$455,497

		690,003	766,182

	Business Services — 4.5%
3,000	Aramark	78,477	122,940
3,000	Ascent Capital Group Inc., Cl. A†	41,504	46,080
3,000	Core-Mark Holding Co. Inc.	93,317	99,180
1,000	Diebold Nixdorf AG	57,961	82,235
39,000	Diebold Nixdorf Inc.	1,009,220	1,092,000
9,000	Donnelley Financial Solutions, Inc.†	195,507	206,640
15,000	Fly Leasing Ltd., ADR†	211,542	201,750
23,000	Havas SA	187,664	241,837
37,000	Herc Holdings Inc.†	1,294,268	1,454,840
2,300	Iron Mountain Inc.	84,982	77,641
20,808	JCDecaux SA	734,301	682,557
13,000	Loomis AB, Cl. B	385,730	466,011
9,800	Macquarie Infrastructure Corp.	610,382	768,320
4,000	Ströeer SE & Co KGaA	86,799	239,578
3,500	The Brink’s Co.	75,870	234,500
12,000	The Interpublic Group of Companies Inc.	227,975	295,200

		5,375,499	6,311,309

	Cable and Satellite — 3.0%
6,000	Altice NV, Cl. B†	96,389	138,463
1,000	AMC Networks Inc., Cl. A†	60,778	53,410
550	Cable One Inc.	145,136	390,995
4,000	Cogeco Communications Inc.	207,717	244,324
17,750	Liberty Global plc, Cl. A†	441,849	570,130
46,413	Liberty Global plc, Cl. C†	1,175,975	1,447,157
126	Liberty Global plc LiLAC, Cl. A†	4,153	2,743
105,000	Sky plc	1,341,779	1,359,374
7,000	Videocon d2h Ltd., ADR†	63,968	68,180

		3,537,744	4,274,776

	Closed-End Business Development Company — 0.1%
13,000	MVC Capital Inc.	162,180	128,180

	Computer Hardware — 0.8%
92,000	Brocade Communications Systems Inc.	1,125,648	1,160,120

	Computer Software and Services — 1.1%
9,000	Blucora Inc.†	73,208	190,800
14,000	Carbonite Inc.†	164,377	305,200
780	Dell Technologies Inc., Cl. V†	36,826	47,666
38,500	Global Sources Ltd.†	278,624	770,000
24,000	Internap Corp.†	95,314	88,080
3,000	InterXion Holding NV†	81,282	137,340
4,000	Rocket Internet SE†	93,061	86,004

		822,692	1,625,090

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products — 4.9%
2,400	Church & Dwight Co. Inc.	$80,954	$124,512
4,000	Coty Inc., Cl. A	66,714	75,040
200	dormakaba Holding AG	98,379	173,741
12,500	Edgewell Personal Care Co.†	1,040,051	950,250
6,400	Energizer Holdings Inc.	216,149	307,328
20,300	Hunter Douglas NV	863,311	1,728,493
300	L’Oreal SA	48,139	62,499
13,268	Marine Products Corp.	82,274	207,113
600	Nintendo Co. Ltd., ADR†	12,318	25,092
1,500	Salvatore Ferragamo SpA	29,710	40,004
47,000	Scandinavian Tobacco Group A/S	733,990	765,243
6,000	Shiseido Co. Ltd.	108,513	213,061
63,000	Swedish Match AB	2,052,990	2,218,726

		5,433,492	6,891,102

	Consumer Services — 0.4%
15,000	AA plc	49,625	44,544
3,000	Allegion plc	178,596	243,360
16,000	Ashtead Group plc	255,935	331,137

		484,156	619,041

	Diversified Industrial — 2.2%
17,308	Ampco-Pittsburgh Corp.	296,726	255,293
2,500	Crane Co.	179,774	198,450
5,500	EnPro Industries Inc.	286,733	392,535
10,000	Griffon Corp.	123,364	219,500
3,500	Haynes International Inc.	141,162	127,085
1,300	K2M Group Holdings Inc.†	22,759	31,668
24,000	Myers Industries Inc.	382,895	430,800
5,000	Raven Industries Inc.	95,464	166,500
5,000	Smiths Group plc	95,104	104,001
4,200	Sulzer AG	428,205	476,108
36,000	Toray Industries Inc.	288,924	300,963
10,000	Tredegar Corp.	173,251	152,500
5,500	Wartsila OYJ Abp	266,345	325,085

		2,780,706	3,180,488

	Educational Services — 0.0%
10,000	Universal Technical Institute Inc.†	26,376	35,700

	Electronics — 1.6%
3,000	Agilent Technologies Inc.	110,491	177,930
7,000	Datalogic SpA	81,862	188,444
1,000	Dolby Laboratories Inc., Cl. A	34,320	48,960
44,000	Sony Corp., ADR	1,150,605	1,680,360
10,000	Sparton Corp.†	240,873	219,900

		1,618,151	2,315,594

	Energy and Utilities: Electric — 2.1%
31,200	Algonquin Power & Utilities Corp	241,059	328,408

Shares		Cost	Market Value
5,500	El Paso Electric Co.	$212,397	$284,350
7,500	Fortis Inc.	222,079	263,610
39,900	Westar Energy Inc.	2,262,540	2,115,498

		2,938,075	2,991,866

	Energy and Utilities: Integrated — 0.5%
15,000	Hawaiian Electric Industries Inc.	481,548	485,700
85,000	Hera SpA	242,353	259,794

		723,901	745,494

	Energy and Utilities: Natural Gas — 0.8%
12,000	National Fuel Gas Co.	672,210	670,080
1,200	Southwest Gas Holdings Inc.	62,843	87,672
52,000	Weatherford International plc†	319,160	201,240
22,000	Whiting Petroleum Corp.†	219,272	121,220

		1,273,485	1,080,212

	Energy and Utilities: Services — 0.1%
3,000	Dril-Quip Inc.†	154,923	146,400

	Energy and Utilities: Water — 0.8%
60,600	Beijing Enterprises Water Group Ltd.	40,697	47,037
1,400	Consolidated Water Co. Ltd.	16,458	17,360
17,000	Mueller Water Products Inc., Cl. A	150,695	198,560
29,500	Severn Trent plc.	948,858	838,378

		1,156,708	1,101,335

	Entertainment — 0.8%
16,000	Borussia Dortmund GmbH & Co. KGaA.	97,155	111,511
30,000	Entertainment One Ltd.	84,057	86,118
7,000	Liberty Media Corp.- Liberty Braves, Cl. C†	110,061	167,790
6,000	Manchester United plc, Cl. A	95,044	97,500
1,700	The Madison Square Garden Co, Cl. A†	248,362	334,730
13,000	Vivendi SA	315,907	289,387

		950,586	1,087,036

	Environmental Services — 0.9%
3,000	Stericycle Inc.†	236,538	228,960
6,000	Tomra Systems ASA	48,111	73,304
13,973	Waste Connections Inc.	498,678	900,108

		783,327	1,202,372

	Equipment and Supplies — 1.5%
2,400	A.O. Smith Corp.	80,278	135,192
4,500	Graco Inc.	326,529	491,760
19,000	Interpump Group SpA	263,313	519,519
30,000	Mueller Industries Inc.	875,448	913,500

		1,545,568	2,059,971

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services — 6.3%
350	Alleghany Corp.†	$148,676	$208,180
11,000	Allied World Assurance Co. Holdings AG	587,649	581,900
580	Biglari Holdings Inc.†	215,738	231,849
1,250	Credit Acceptance Corp.†	169,635	321,425
10,000	FCB Financial Holdings Inc., Cl. A†	325,027	477,500
30,732	Fifth Street Finance Corp.	194,199	149,358
49,000	FinecoBank Banca Fineco SpA	316,504	385,602
32,000	Flushing Financial Corp.	625,280	902,080
86,000	GAM Holding AG	1,156,988	1,152,466
1,000	Groupe Bruxelles Lambert SA	82,544	96,272
32,000	H&R Block Inc.	739,960	989,120
38,000	Kinnevik AB, Cl. A	1,292,877	1,344,594
53,000	Kinnevik AB, Cl. B	1,832,251	1,622,455
10,000	Nordnet AB, Cl. B†	41,998	45,105
11,000	Ocelot Partners Ltd.†	107,682	108,460
64,000	Resona Holdings Inc.	314,077	351,936

		8,151,085	8,968,302

	Food and Beverage — 15.9%
5,000	Arcus ASA	25,239	28,028
7,000	Britvic plc	68,455	63,091
280	Chocoladefabriken Lindt & Sprungli AG	1,410,500	1,623,527
46,000	Chr. Hansen Holding A/S	1,921,513	3,345,596
6,000	Coca-Cola Amatil Ltd.	50,599	42,565
3,000	Coca-Cola HBC AG	67,427	88,228
110,000	Cott Corp.	985,921	1,588,400
321,000	Davide Campari-Milano SpA	1,245,217	2,262,113
3,000	Dean Foods Co.	51,759	51,000
1,400	Diageo plc, ADR	155,671	167,762
2,000	Fevertree Drinks plc	25,214	44,414
1,200	Fomento Economico Mexicano SAB de CV, ADR	92,829	118,008
15,000	Greencore Group plc	63,718	48,061
1,000	Heineken Holding NV	68,070	91,658
4,500	International Flavors & Fragrances Inc.	462,905	607,500
5,000	Inventure Foods Inc.†	34,168	21,550
39,000	ITO EN Ltd.	967,542	1,421,649
600	J & J Snack Foods Corp.	56,239	79,242
10,000	Kameda Seika Co. Ltd.	524,590	488,108
9,500	Kerry Group plc, Cl. A	674,680	818,015
43,200	Kikkoman Corp.	948,844	1,378,866
150,800	Maple Leaf Foods Inc.	2,789,433	3,807,212
12,500	Massimo Zanetti Beverage Group SpA	128,273	116,357
135,000	Parmalat SpA	378,457	467,197
11,000	Post Holdings Inc.†	444,294	854,150
550,000	Premier Foods plc†	371,479	290,122

Shares		Cost	Market Value
5,000	Remy Cointreau SA	$424,093	$583,925
2,000	Snyder’s-Lance Inc.	55,710	69,240
1,800	Symrise AG	97,498	127,505
400	The J.M. Smucker Co.	42,329	47,332
9,000	Treasury Wine Estates Ltd.	47,872	91,033
1,000	TreeHouse Foods Inc.†	82,695	81,690
35,000	Tsingtao Brewery Co. Ltd., Cl. H	241,455	154,884
215,000	Vitasoy International Holdings Ltd.	279,435	442,257
16,000	Yakult Honsha Co. Ltd.	826,068	1,088,242

		16,110,191	22,598,527

	Health Care — 8.6%
69,500	AdCare Health Systems Inc.†	290,875	66,720
10,000	Akorn Inc.†	299,802	335,400
15,000	Albany Molecular Research Inc.† .	322,575	325,500
20,000	Alere Inc.†	923,270	1,003,800
50,000	BioScrip Inc.†	146,442	135,750
8,000	Cardiovascular Systems Inc.†	170,146	257,840
4,500	Centene Corp.†	281,929	359,460
1,000	Charles River Laboratories International Inc.†	71,942	101,150
10,000	Depomed Inc.†	184,540	107,400
3,000	Draegerwerk AG & Co. KGaA	208,045	241,565
63,000	Endo International plc†	1,198,242	703,710
7,500	Envision Healthcare Corp.†	509,041	470,025
4,000	Gerresheimer AG	276,280	321,767
1,500	ICU Medical Inc.†	111,348	258,750
4,000	Idorsia Ltd.†	41,180	75,503
70,000	InfuSystems Holdings Inc.†	182,279	126,000
10,000	Innate Pharma SA†	118,971	124,837
10,000	Integer Holdings Corp.†	312,471	432,500
30,000	Kindred Healthcare Inc.	314,695	349,500
2,000	Ligand Pharmaceuticals Inc.†	197,188	242,800
5,000	MallInckrodt plc†	348,135	224,050
4,000	Medivir AB, Cl. B†	81,088	34,779
35,000	NeoGenomics Inc.†	179,034	313,600
5,000	Orthofix International NV†	173,722	232,400
3,000	PAREXEL International Corp.†	163,591	260,730
80,000	Patheon NV†	2,773,352	2,790,400
1,500	Patterson Cos., Inc.	68,078	70,425
7,500	STADA Arzneimittel AG	520,114	531,872
8,800	SurModics Inc.†	174,662	247,720
3,300	Syneron Medical Ltd.†	35,871	36,135
1,250	The Cooper Companies Inc.	169,857	299,275
9,000	The Spectranetics Corp.†	345,441	345,600
3,000	VCA Inc.†	214,343	276,930
15,000	VWR Corp.†	493,890	495,150
1,000	Zoetis Inc.	35,770	62,380

		11,938,209	12,261,423

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming — 2.0%
8,819	International Game Technology plc	$164,687	$161,388
856,250	Mandarin Oriental International Ltd.	1,509,834	1,712,500
2,000	MGM Resorts International	52,710	62,580
8,000	Ryman Hospitality Properties Inc.	402,778	512,080
225,000	The Hongkong & Shanghai Hotels Ltd.	317,315	406,343

		2,447,324	2,854,891

	Machinery — 3.9%
3,300	Astec Industries Inc.	121,033	183,183
300	Bucher Industries AG	78,593	94,405
163,531	CNH Industrial NV, Borsa Italiana .	1,381,616	1,851,897
230,000	CNH Industrial NV, New York	1,825,798	2,617,400
13,000	Xylem Inc.	482,286	720,590

		3,889,326	5,467,475

	Manufactured Housing and Recreational Vehicles — 0.2%
2,000	Cavco Industries Inc.†	147,003	259,300

	Media — 0.5%
17,500	Tribune Media Co., Cl. A	722,554	713,475

	Metals and Mining — 0.2%
1,111	Alcoa Corp.	17,748	36,274
3,000	Allegheny Technologies Inc.	48,641	51,030
20,000	Cameco Corp.	193,462	182,000

		259,851	269,304

	Publishing — 0.7%
1,250	Graham Holdings Co., Cl. B	549,538	749,564
2,000	Meredith Corp.	92,074	118,900
3,623	The E.W. Scripps Co., Cl. A†	55,492	64,526
3,000	Time Inc.	49,140	43,050

		746,244	976,040

	Real Estate — 0.3%
3,000	Forest City Realty Trust Inc., Cl. A.	60,048	72,510
11,001	Griffin Industrial Realty Inc.	316,481	345,101

		376,529	417,611

	Retail — 7.9%
7,500	AutoNation Inc.†	365,505	316,200
15,000	Avis Budget Group Inc.†	366,792	409,050
2,200	Cabela’s Inc.†	120,829	130,724
2,900	Fnac Darty†	132,933	234,805
2,500	FTD Companies Inc.†	61,642	50,000
78,000	Hertz Global Holdings Inc.†	1,825,135	897,000
200,000	Kate Spade & Co.†	3,690,981	3,698,000
3,000	Kohl’s Corp.	158,548	116,010
8,500	Macy’s Inc.	258,909	197,540
4,000	Movado Group Inc.	83,975	101,000

Shares		Cost	Market Value
1,200	Murphy USA Inc.†	$58,913	$88,932
13,000	Panera Bread Co., Cl. A†	4,073,529	4,090,320
4,000	Penske Automotive Group Inc.	150,947	175,640
25,000	Rite Aid Corp.†	182,821	73,750
2,000	Sally Beauty Holdings Inc.†	52,415	40,500
6,000	United Natural Foods Inc.†	228,367	220,200
10,000	Whole Foods Market Inc.	301,888	421,100

		12,114,129	11,260,771

	Semiconductors — 0.4%
5,000	NXP Semiconductors NV†	494,054	547,250

	Specialty Chemicals — 2.1%
6,200	Ashland Global Holdings Inc.	308,065	408,642
7,000	H.B. Fuller Co.	290,212	357,770
18,000	Huntsman Corp.	357,980	465,120
50,000	Platform Specialty Products Corp.†	465,608	634,000
2,000	Sensient Technologies Corp.	114,866	161,060
12,000	SGL Carbon SE†	150,545	149,051
2,000	Takasago International Corp.	51,763	75,217
700	Treatt plc	3,479	4,303
30,021	Valvoline Inc.	606,539	712,098

		2,349,057	2,967,261

	Telecommunications — 1.6%
41,000	Communications Systems Inc.	277,570	177,530
11,000	Gogo Inc.†	109,569	126,830
6,000	Harris Corp.	476,034	654,480
6,000	Hellenic Telecommunications Organization SA, ADR	41,840	35,568
8,500	Loral Space & Communications Inc.†	352,916	353,175
100,000	Pharol SGPS SA†	34,665	34,836
33,000	Telekom Austria AG	210,582	259,314
21,000	Vodafone Group plc, ADR	644,446	603,330
8,180	Windstream Holdings Inc.	34,370	31,738

	.	2,181,992	2,276,801

	Transportation — 0.5%
11,000	GATX Corp.	549,018	706,970

	Wireless Communications — 2.0%
45,000	Millicom International Cellular SA, SDR.	2,905,244	2,657,899
4,500	United States Cellular Corp.†	175,291	172,440

		3,080,535	2,830,339

	TOTAL COMMON STOCKS	106,619,708	125,084,738

	PREFERRED STOCKS — 0.5%
	Financial Services — 0.3%
18,200	The Phoenix Companies Inc., 7.450%, 01/15/32	333,127	341,250

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	PREFERRED STOCKS (Continued)
	Health Care — 0.2%
15,000	AdCare Health Systems Inc., 10.875%, Ser. A	$316,382	$322,350

	TOTAL PREFERRED STOCKS	649,509	663,600

	RIGHTS — 0.0%
	Health Care — 0.0%
12,000	Dyax Corp., CVR†	0	13,320
1,500	Tobira Therapeutics Inc.†	20,610	20,610

	TOTAL RIGHTS	20,610	33,930

Geographic Diversification	% of Total Investments	Market Value
United States	52.6%	$ 74,669,626
Europe	32.4	46,050,985
Canada	5.4	7,597,344
Japan	5.0	7,023,494
Latin America	3.8	5,447,798
Asia/Pacific	0.8	1,205,262

Total Investments	100.0%	$141,994,509

Principal Amount
	CORPORATE BONDS — 0.1%
	Equipment and Supplies — 0.1%
$150,000	Mueller Industries Inc., 6.000%, 03/01/27	150,000	154,500

	U.S. GOVERNMENT OBLIGATIONS — 11.3%
16,083,000	U.S. Treasury Bills, 0.672% to 0.992%††, 07/20/17 to 09/21/17	16,057,568	16,057,741

TOTAL INVESTMENTS — 100.0%		$123,497,395	141,994,509

Other Assets and Liabilities (Net)			(1,127,913)

PREFERRED STOCK
(1,200,000 preferred shares outstanding)			(30,000,000)

NET ASSETS — COMMON STOCK
(7,771,978 common shares outstanding)			$110,866,596

NET ASSET VALUE PER COMMON SHARE
($110,866,596 ÷ 7,771,978 shares outstanding)			$14.26

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $123,497,395)	$141,994,509
Foreign currency, at value (cost $165,814)	170,405
Cash	3,522
Receivable for investments sold	23,000
Dividends and interest receivable	183,823
Deferred offering expense	51,799
Prepaid expenses	818

Total Assets	142,427,876

Liabilities:
Distributions payable	22,708
Payable for Fund shares repurchased	41,951
Payable for investments purchased	1,325,674
Payable for investment advisory fees	115,551
Payable for accounting fees	11,250
Other accrued expenses	44,146

Total Liabilities	1,561,280

Cumulative Preferred Shares, $0.001 par value:
Series A Preferred Shares (5.450%, $25 liquidation value, 1,200,000 shares authorized with 1,200,000 shares issued and outstanding)	30,000,000

Net Assets Attributable to Common Shareholders
(applicable to 7,771,978 shares outstanding)	$110,866,596

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$ 92,433,576
Accumulated net investment income	496,554
Distributions in excess of net realized gain on investments and foreign currency transactions	(566,659)
Net unrealized appreciation on investments	18,497,114
Net unrealized appreciation on foreign currency translations	6,011

Net Assets	$110,866,596

Net Asset Value per Common Share:
($110,866,596 ÷ 7,771,978 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$14.26

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $94,548)	$1,432,838
Interest	48,141

Total Income	1,480,979

Expenses:
Investment advisory fees	666,195
Shareholder communications expenses	95,454
Accounting fees	22,500
Trustees’ fees	22,407
Custodian fees	19,683
Legal and audit fees	18,699
Payroll expenses	12,856
Shareholder services fees	12,416
Interest expense	587
Miscellaneous expenses	25,096

Total Expenses	895,893

Less:
Expenses paid indirectly by broker (See Note 3)	(925)

Net Expenses	894,968

Net Investment Income	586,011

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,406,185
Net realized loss on foreign currency transactions	(1,510)

Net realized gain on investments and foreign currency transactions	1,404,675

Net change in unrealized appreciation/ depreciation:
on investments	11,958,009
on foreign currency translations	17,452

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	11,975,461

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	13,380,136

Net Increase in Net Assets Resulting from Operations	13,966,147

Total Distributions to Preferred Shareholders	(817,500)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$13,148,647

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$586,011	$792,532
Net realized gain/(loss) on investments and foreign currency transactions	1,404,675	(773,638)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	11,975,461	5,362,215

Net Increase in Net Assets Resulting from Operations	13,966,147	5,381,109

Distributions to Preferred Shareholders:
Net investment income	(254,971)*	(312,504)
Net realized gain	(562,529)*	(741,163)

Total Distributions to Preferred Shareholders.	(817,500)	(1,053,667)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	13,148,647	4,327,442

Distributions to Common Shareholders:
Net investment Income	—	(277,681)
Net realized gain	—	(658,323)

Total Distributions to Common Shareholders	—	(936,004)

Fund Share Transactions:
Adjustment to offering costs for preferred shares	11,000	—
Net decrease from repurchase of common shares	(252,348)	(3,440,389)
Net decrease from costs charged to repurchase of common shares	(1,050)	(1,800)
Offering costs for preferred shares charged to paid-in capital	—	(1,125,944)

Net Decrease in Net Assets from Fund Share Transactions.	(242,398)	(4,568,133)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	12,906,249	(1,176,695)

Net Assets Attributable to Common Shareholders:
Beginning of year	97,960,347	99,137,042

End of period (including undistributed net investment income of $496,554 and $165,514, respectively)	$110,866,596	$97,960,347

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015		Period Ended December 31, 2014(a)
Operating Performance:
Net asset value, beginning of period	$12.57		$12.20		$11.86		$12.00

Net investment income/(loss)	0.08		0.10		(0.02	)(b)	(0.07)
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	1.71		0.60		0.34		(0.07)

Total from investment operations	1.79		0.70		0.32		(0.14)

Distributions to Preferred Shareholders: (c)
Net investment income	(0.03	)*	(0.04)		—		—
Net realized gain	(0.07	)*	(0.10)				—

Total distributions to preferred shareholders	(0.10)		(0.14)		—		—

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	1.69		0.56		0.32		(0.14)

Distributions to Common Shareholders:
Net investment income	—		(0.04)		—		—
Net realized gain	—		(0.08)				—

Total distributions to common shareholders	—		(0.12)		—		—

Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.00	(d)	0.07		0.02		0.00 (d)
Decrease in net asset value from costs charged to repurchase of common shares	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	—
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	0.00	(d)	(0.14)		—		—

Total fund share transactions	—		(0.07)		0.02		0.00 (d)

Net Asset Value Attributable to Common Shareholders, End of Period	$14.26		$12.57		$12.20		$11.86

NAV total return †	13.44%		4.02%		2.87%		(1.17)%

Market value, end of period	$12.36		$10.60		$10.40		$10.44

Investment total return ††	13.50%		2.40%		(0.38)%		(13.00)%

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015		Period Ended December 31, 2014(a)
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$140,867		$127,960		—		—
Net assets attributable to common shares, end of period (in 000’s)	$110,867		$ 97,960		$99,137		$97,857
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	1.13	%(e)	0.80%		(0.14)%		(1.12	)%(e)
Ratio of operating expenses to average net assets attributable to common shares	1.73	%(e)(f)	1.72	%(f)	1.53	%(f)	1.58	%(e)
Ratio of operating expenses to average net assets including liquidation value of preferred shares	1.34	%(e)(f)	1.44	%(f)	—		—
Portfolio turnover rate	39.2%		76.6%		114.0%		20.0%
5.450% Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$ 30,000		$ 30,000		—		—
Total shares outstanding (in 000’s)	1,200		1,200		—		—
Liquidation preference per share	$ 25.00		$ 25.00		—		—
Average market value (g)	$ 24.98		$ 25.32		—		—
Asset coverage per share	$ 117.39		$ 106.63		—		—
Asset Coverage	470%		427%		—		—

†	Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend date. Total return for a period of less than one year is not annualized.
††

Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	The Fund commenced investment operations on June 23, 2014.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	Calculated based on average common shares outstanding on record dates throughout the period. (d) Amount represents less than $0.005 per share.
(e)	Annualized.
(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2017 and the years ended December 31, 2016 and 2015, there was no impact on the expense ratios.

(g)	Based on weekly prices.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Small and Mid Cap Value Trust (the “Fund”) is a diversified closed-end management investment company organized as a Delaware statutory trust on August 19, 2013 and registered under the 1940 Act. Investment operations commenced on June 23, 2014. The Fund had no operations prior to June 23, 2014, other than matters relating to its organization and registration as a closed-end management company under the 1940 Act, and the sale of 8,333 common shares for $100,000 on January 22, 2014 to The Gabelli Dividend & Income Trust (“the Trust”). On June 23, 2014, the Trust contributed $99,229,373 in cash in exchange for 8,269,115 shares of the Fund, and on the same date distributed such shares to the holders of record on June 16, 2014 at the rate of one common share of the Fund for every ten common shares of the Trust.

The Fund’s investment objective is to seek long term growth of capital. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities (such as common stock and preferred stock) of companies with small or medium sized market capitalizations (“small cap” and “mid cap” companies, respectively) and at least 40% of its total assets in the equity securities of companies located outside the U.S. and in at least three countries.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Aerospace	$ 2,643,768	—	$ 9,247	$ 2,653,015
Automotive: Parts and Accessories	3,810,368	—	500,000	4,310,368
Financial Services	8,923,197	—	45,105	8,968,302
Other Industries (a)	109,153,053	—	—	109,153,053

Total Common Stocks	124,530,386	—	554,352	125,084,738

Corporate Bonds (a)		$ 154,500		154,500

Preferred Stocks
Financial Services	—	341,250	—	341,250
Health Care	322,350	—	—	322,350

Total Preferred Stocks	322,350	341,250	—	663,600

Rights (a)	—	—	33,930	33,930
U.S. Government Obligations	—	16,057,741	—	16,057,741

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$124,852,736	$16,553,491	$588,282	$141,994,509

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2017, the Fund had transfers from Level 1 to Level 2 of $339,545 or 0.35% and transfers from Level 1 to Level 3 of $556,441 or 0.57% of net assets as of December 31, 2016.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Transfers from Level 1 to Level 2 and Level 1 to Level 3 are due to a decrease in market activity, e.g., frequency of trades, which resulted in a decrease in available market inputs to determine the prices. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

										Net change
										in unrealized
										appreciation/
										depreciation
										during the
										period on
				Change in						Level 3
	Balance	Accrued	Realized	unrealized			Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/			into	out of	as of	still held at
	12/31/16	(premiums)	(loss)	depreciation†	Purchases	Sales	Level 3††	Level 3††	6/30/17	6/30/17†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	—	—	—	$123	$9,124	—	—	—	$9,247	$123
Automotive: Parts and Accessories	—	—	—	(15,500)	—	—	$515,500	—	500,000	(15,500)
Financial Services	—	—	—	4,164	—	—	40,941	—	45,105	4,164

Total Common Stocks	—	—	—	(11,213)	9,124	—	556,441	—	554,352	(11,213)
Rights: Health Care	$33,930	—	—	—	—	—	—	—	33,930	—

TOTAL INVESTMENTS IN SECURITIES	$33,930	—	—	$(11,213)	$9,124	—	$556,441	—	$588,282	$(11,213)

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
††	The Fund’s policy is to recognize transfers into and out of Level 3 as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2016, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was approximately 2 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Distributions to shareholders of the Fund’s 5.45% Series A Cumulative Preferred Shares (“Series A Preferred”) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$822,197	$925,554
Net long term capital gains	113,807	128,113

Total distributions paid	$936,004	$1,053,667

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2016, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(296,515)
Undistributed ordinary income	205,155
Net unrealized appreciation on investments and foreign currency translations	5,375,733

Total	$5,284,373

At December 31, 2016, the Fund had net capital loss carryforwards for federal income tax purposes which are able to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital loss forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund had long term capital loss carryforwards of $296,515.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2017:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$124,645,425	$22,676,189	$(5,327,105)	$17,349,084

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

threshold. For the six months ended June 30, 2017, the Fund did not incur any income tax, interest or penalties. As of June 30, 2017, the Adviser has reviewed the open tax year and concluded that there was no tax impact to the Fund’s net assets or results of operations. The Fund’s current federal and state tax returns will remain open for three fiscal years, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2017, the Fund paid $24,272 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2017, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $925.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2017, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2017, the Fund paid or accrued $12,856 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $2,000, the Nominating Committee Chairman and the Lead Trustee each receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2017, other than short term securities and U.S. Government obligations, aggregated $47,634,101, and $54,556,190, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2017, the Fund repurchased

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

and retired 22,243 of its common shares at a cost of $252,348 and an average discount of 14.17% from its net asset value. During the year ended December 31, 2016, the Fund repurchased and retired 328,814 of its common shares at an investment of $3,440,389 and an average discount of 15.65% from its net asset value.

Transactions in common shares were as follows:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Decrease from repurchase of common shares	(22,243)	$(252,348)	(328,814)	$(3,440,389)

On May 10, 2016, the Fund received $28,885,357 (after underwriting discounts of $945,000 and offering expenses of $169,643) from the public offering of 1,200,000 shares of 5.450% Series A Preferred Shares (“Series A Preferred”). Commencing May 10, 2021 and at any time thereafter, the Fund, at its option, may redeem the Series A Preferred in whole or in part at the redemption price plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares. In addition, the Board has authorized the repurchase of Series A Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2017 and the year ended December 31, 2016, the Fund did not repurchase any of the Series A Preferred. At June 30, 2017, 1,200,000 Series A Preferred were outstanding and accrued dividends amounted to $22,708.

As of June 30, 2017, after considering the issuance of the Series A Preferred, the Fund has $70 million available for issuance of common or preferred shares under the current shelf registration.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of 1,200,000 shares of $0.001 par value Cumulative Preferred Shares (“Preferred Shares”). The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at redemption prices of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 9, 2017, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 15, 2017 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 15, 2017 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders elected Mario J. Gabelli, CFA, and James P. Conn as Trustees of the Fund. A total of 5,787,006 votes and 7,995,528 votes were cast in favor of these Trustees, and a total of 2,483,904 votes and 275,383 votes were withheld for these Trustees, respectively.

Anthony J. Colavita, Kevin V. Dreyer, Frank J. Fahrenkopf, Jr., Kuni Nakamura, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

ANNUAL APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AGREEMENT

At a meeting on May 17, 2017, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance of the Fund and the Adviser. The Independent Board Members reviewed the performance of the Fund for the one and two year periods ended March 31, 2017 against a peer group of global registered investment companies selected by the Adviser (the “Adviser Peer Group”) and against a peer group consisting of funds in the Fund’s Lipper category (the “Lipper Peer Group”). These peer groups included funds focused on small and/or midcap stocks. The Independent Board Members noted the Fund’s performance generally trailed these peer groups for the one year period, but was more favorable, though below the median, for the two year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser.

Economies of Scale. The Independent Board Members noted that the Fund was a closed-end fund trading at a discount to net asset value and accordingly unlikely to achieve growth of the type that might lead to economies of scale that the shareholders would not participate in. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and the Lipper Peer Group and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund was smaller than average within the applicable peer groups and that its expense ratios were above average. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not attach significance to, information comparing the management fee with the fee for other types of accounts managed by an affiliate of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services, and reasonable performance. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was reasonable and that economies of scale were not a significant factor in their thinking at this point. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

ANNUAL APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AGREEMENT (Continued)

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of The Gabelli Global Small and Mid Cap Value Trust to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

The Gabelli Global Small and Mid Cap Value Trust

c/o Computershare

P.O. Box 30170

College Station, TX 77842-3170

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940–3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “World Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “World Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGZX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Kevin V. Dreyer

Managing Director,

GAMCO Investors, Inc.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Vice President

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

Camillo Schmidt-Chiari

Assistant Vice President &

Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GGZ Q2/2017

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/17 through 01/31/17	Common – 4,447 Preferred– N/A	Common – $10.6833 Preferred– N/A	Common – 4,447 Preferred– N/A	Common – 7,794,221 - 4,447 = 7,789,774 Preferred– 1,200,000
Month #2 02/01/17 through 02/28/17	Common – 393 Preferred– N/A	Common – $11.20 Preferred– N/A	Common – 393 Preferred– N/A	Common –7,789,774 - 393 = 7,789,381 Preferred– 1,200,000
Month #3 03/01/17 through 03/31/17	Common – 10,665 Preferred– N/A	Common – $11.2648 Preferred– N/A	Common – 10,665 Preferred– N/A	Common – 7,789,381 - 10,665 = 7,778,716 Preferred– 1,200,000
Month #4 04/01/17 through 04/30/17	Common – 3,300 Preferred– N/A	Common – $11.44 Preferred– N/A	Common – 3,300 Preferred– N/A	Common - 7,778,716 – 3,300 =7,775,416 Preferred– 1,200,000
Month 05/01/17 through 05/31/17	Common – 38 Preferred A – N/A	Common – $11.87 Preferred A – N/A	Common – 38 Preferred A – N/A	Common – 7,775,416 – 38 = 7,775,378 Preferred A – 1,200,000

Month #6 06/01/17 through 06/30/17	Common – 3,400 Preferred A – N/A	Common – $12.3312 Preferred A – N/A	Common –3,400 Preferred A – N/A	Common –7,775,378 – 3,400 = 7,771,978 Preferred A– 1,200,000
Total	Common – 22,243 Preferred A – N/A	Common – $11.3297 Preferred A – N/A	Common –22,243 Preferred A – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Small and Mid Cap Value Trust

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/24/2017

* Print the name and title of each signing officer under his or her signature.